Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefit (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Income Tax Contingency [Line Items]
Beginning Balance	$ 19.4	$ 17.8
Additions for Tax Positions Taken in Prior Years	2.4	4.6
Reductions for Tax Positions Taken in Prior Years	(4.4)	(1.2)
Reductions Resulting from Expiration of Statutes	(1.8)	(1.8)
Ending Balance	$ 15.6	$ 19.4